Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Asbestos liability	$ 471.8	$ 452.7
Other provisions and accruals	52.5	56.5
Net operating loss carryforwards	12.8	18.9
Foreign tax credit carryforwards	135.4	123.9
Capital loss carryforwards		34.5
Total deferred tax assets	672.5	686.5
Valuation allowance	(142.4)	(165.1)
Total deferred tax assets, net of valuation allowance	530.1	521.4
Deferred tax liabilities:
Depreciable and amortisable assets	(111.2)	(110.8)
Other	(6.9)	(7.8)
Total deferred tax liabilities	(118.1)	(118.6)
Net deferred tax assets	$ 412.0	$ 402.8